Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Information [Abstract]
Schedule of Net Changes In Working Capital Items

Net changes in working capital items:

	For the year ended December 31, 2025	For the year ended December 31, 2024
	$	$
Receivables and prepaid expenses	(8,456,532)	(1,128,861)
Accounts payables and accrued liabilities	8,575,526	(144,665)
	118,994	(1,273,526)